Accrued Expenses Payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses [abstract]
Accruals and estimations	$ 4,616	$ 4,500
Labor related provisions	44,401	36,953
Liability for social security contributions	5,617	4,955
Other	739	982
Accrued expenses payable	$ 55,373	$ 47,390